ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	As of December 31,
	2012	2013
Revenue recognized in excess of billings	13,050	13,372
Other trade receivables	32,935	23,405
Total	45,985	36,777

Movement of allowance for doubtful accounts
	Balance at beginning of the year	Acquisition of a subsidiary	Exchange adjustment	Charge to expenses	Reversal	Written-off	Balance at end of the year
2011	419	69	31	304	—	—	823
2012	823	—	19	1,033	—	(16)	1,859
2013	1,859	—	85	2,055	(117)	—	3,882